UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

1401 Woodsong Drive, Hendersonville, NC 28791

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

1401 Woodsong Drive, Hendersonville, NC 28791

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Boyle Marathon Fund

		Schedule of Investments
		September 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% Net Assets

COMMON STOCK
Technology
200	Armor Holdings, Inc.*	$ 8,602
500	Broadcom Corp. *	23,460
1,300	CACI International , Inc.*	78,780
900	Infosys Technologies, Ltd. +	66,852
700	Intel Corp.	17,255
800	Juniper Networks, Inc. *	19,040
1,000	LSI Logic Corp. *	9,850
2,000	McAfee, Inc.*	62,840
500	NetEase.Com, Inc. * +	45,005
300	Qualcom , Inc.	13,425
3,000	Symantec Corp. *	67,980
800	Yahoo!, Inc. *	27,072
		440,161	23.10%
Retail
2,000	Chico's FAS Corp. *	73,600
500	DSW Shoe Outlet, Inc.*	10,600
1,000	Ingles Markets, Inc.	15,800
600	Jarden, Inc.*	24,642
1,000	K-Swiss, Inc. Class A	29,570
1,000	Peets Coffee & Tea, Inc. *	30,610
600	Procter & Gamble Co.	35,676
2,000	Urban Outfitters, Inc. *	58,800
		279,298	14.66%

Health Care
400	Aetna Life & Casualty Co.	34,456
300	Amgen, Inc. *	23,901
500	Arthrocare Corp. *	20,110
1,000	Celgene Corp. *	54,320
400	CIGNA Corp.	47,144
500	Dentsply International, Inc.	27,010
400	St. Jude Medical, Inc. *	18,720
		225,661	11.84%

Financial Services
300	Alliance Capital Management Holdings LP	14,355
400	American Express Co.	22,976
3,000	Ameritrade Holding Corp.*	64,410
4,000	E*Trade Financial Corp. *	70,400
1,000	Tradestation Group, Inc. *	10,140
		182,281	9.57%

Other
200	Burlington Resources, Inc.	16,264
1,400	Chesapeake Energy Corp.	53,550
600	Conocophillips Corp.	41,946
500	Duke Energy Corp.	14,585
1,000	Ebay, Inc.*	41,200
600	Exelon Corp.	32,064
400	Florida Rock Industries, Inc.	25,636
1,000	Freeport McMoran Copper & Gold, Inc. Class B	48,590
700	Frontline Ltd.	30,884
300	General Maritime Corp.	11,043
400	Kinder Morgan Energy Partners LP	21,140
600	Knightsbridge Tankers Ltd.	22,068
600	Marathon Oil Corp.	41,358
2,000	Patterson UTI Energy, Inc.	72,160
500	Peaboady Coal Corp.	42,175
500	Santa Fe Energy Trust	21,630
500	Schnitzer Steel Industries, Inc.	16,285
		552,578	29.00%

Total Common Stock (Cost $1,268,630)		$ 1,679,979	88.17%

Real Estate Investment Trusts
500	Biomed Realty Trust	12,400
500	Carramerica Realty Corp.	17,975
1,000	Equity Office Properties Trust	32,710
500	Equity Residential	18,925
200	Federal Realty Investment Trust	12,186
500	Plum Creek Timber	18,955
200	Public Storage, Inc.	13,400
400	Simon Property Group, Inc.	29,648

Total Real Estate Investment Trusts (Cost $138,250)		156,199	8.20%

Cash Equivalents
17,767	First American Prime Obligation Fund-Class Y	17,767	0.93%
	Interest Rate 3.29% (Cost $17,767) **

Total Investments (Cost $1,424,647)		$ 1,853,945	97.31%

	Other Assets less Liabilities	51,344	2.69%
	Net Assets	$ 1,905,289	100.00%

* Non-Income producing securities.
** Variable rate security; The coupon rate shown represents the rate at September 30, 2005
+ADR-American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
The Boyle Fund
1. SECURITY TRANSACTIONS
At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,424,647 amounted to $ 429,297 which consisted of aggregate gross unrealized appreciation of $459,644 and aggregate gross unrealized depreciation of $30,347.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date November 29, 2005

By /s/Joanne E. Boyle

      Joanne E. Boyle

      Chief Financial Officer

Date November 29, 2005